Balance Sheet Components (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Allowance for doubtful accounts	$ 675,806		$ 675,806		$ 892,352
Capitalized Contract Cost, Net, Current	31,257,268		31,257,268		28,146,895
Capitalized Contract Cost, Net, Noncurrent	18,682,545		18,682,545		13,358,585
Depreciation, Depletion and Amortization	114,165	$ 102,067	333,891	$ 536,729
Amortization expense	1,143,673	909,631	3,272,890	2,868,289	3,890,966	$ 2,660,029
Amortization expense of intangible asset	$ 5,038,837	$ 5,093,076	14,940,817	15,220,591	20,301,665	7,806,517
Impairment charges			$ 0	$ 0	$ 0	$ 0